Quarterly Report
April 30, 2022
MFS®  Municipal High
Income Fund
MMH-Q1

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.6%
Alabama - 1.1%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$1,915,000	$1,578,510
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	335,000	342,267
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,185,000	1,206,008
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	260,000	264,325
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,745,000	1,770,986
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	340,000	344,478
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	175,000	176,289
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,615,275
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,685,515
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,355,000	6,227,466
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,566,802
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	953,521
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	874,979
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	681,935
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	786,242
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	794,497
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,414,624
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,097,959
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	4,200,000	4,312,508
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (n)	1,400,000	1,357,815
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	1,800,000	1,369,127
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	2,656,026
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	24,710,000	24,996,419
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	3,535,000	3,874,418
		$63,947,991
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$902,090
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,307,325
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	61,290,000	7,445,852
		$9,655,267
American Samoa - 0.0%
American Samoa Economic Development Authority General Rev. “A”, 5%, 9/01/2038 (n)	$1,500,000	$1,628,446
Arizona - 2.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$725,000	$713,437
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	870,000	888,844
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	1,395,000	1,404,924
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	2,185,000	2,193,989
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	340,000	363,347
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	960,942
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,200,716
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,121,150
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,148,498
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,355,768
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	465,047
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	756,486
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	1,970,000	2,009,343
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	795,747
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	787,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	$735,000	$749,679
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	2,025,000	2,099,614
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,935,558
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,283,036
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,455,000	2,433,723
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	1,027,714
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	1,700,000	1,726,695
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	625,000	607,494
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,285,983
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,355,121
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	605,000	527,422
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	680,000	612,936
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	845,000	717,417
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	460,000	438,514
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	340,000	348,338
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	600,000	608,173
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	310,000	342,548
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,085,000	1,052,341
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,470,000	1,401,261
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043 (Prerefunded 7/01/2023)	3,150,000	3,285,337
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	287,623
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	245,789
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	288,713
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,654,789
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,122,214
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,536,199
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	1,042,699
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	6,107,445
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	391,492
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	302,914
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	497,257
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	830,611
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	446,434
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	220,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	$380,000	$413,549
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,154,263
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	756,320
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	602,059
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	957,098
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,660,000	2,706,262
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	768,109
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,605,000	2,177,500
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	8,630,000	6,683,539
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,477,895
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	6,689,266
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,436,291
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,981,024
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,121,510
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	717,419
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	3,119,445
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,800,919
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,461,223
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	832,245
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	671,452
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,014,037
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,250,705
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	1,970,000	2,124,742
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,471,564
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	3,255,000	3,509,116
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,602,070
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	4,023,653
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	540,000	570,553
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,394,083
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,134,728
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	162,366
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	570,000	613,716
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	315,000	337,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	$500,000	$533,507
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	587,498
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	730,000	740,256
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	3,740,000	3,754,574
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	662,494
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	454,132
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,435,396
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	3,495,000	3,509,631
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,239,524
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,523,615
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	651,796
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	3,960,000	3,976,578
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	554,124
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,767,125
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,209,329
		$160,314,733
Arkansas - 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$803,576
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,630,670
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	170,717
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	1,165,000	1,257,005
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	930,000	1,001,521
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	693,065
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,450,000	1,553,292
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	555,351
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	606,963
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	157,770
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	440,065
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	187,467
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,185,000	938,473
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	726,503
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	382,194
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	566,654
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,333,389
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	4,510,000	4,793,343
		$18,798,018
California - 7.5%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	$7,550,000	$3,753,096
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,517,603
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,482,838
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,842,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$9,360,000	$8,284,945
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,945,000	6,004,539
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	8,415,000	1,585,617
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	160,000	174,304
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	210,000	212,377
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	340,000	342,882
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	145,892
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	185,837
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	6,245,000	6,870,981
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	27,391,245	1,765,048
California Housing Finance Agency, “A”, 3.5%, 11/20/2035	10,685,494	10,684,912
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,414,227
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	4,500,000	4,730,665
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,514,151
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	494,017
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,480,649
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,365,391
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	224,704
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,587,901
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	3,955,000	3,927,605
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	1,100,000	1,085,419
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,623,608
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	1,927,762
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	5,665,000	5,177,502
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	310,000	314,306
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	730,000	735,459
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	425,000	427,380
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	250,000	250,691
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	1,350,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	6,843,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,890,000	644,500
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	233,481
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	470,402
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	464,609
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	4,763,215
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	2,324,904
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,445,000	3,378,279
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,706,823
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,062,358
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,465,000	1,376,856
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,230,000	2,113,657
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035	5,945,000	6,784,759
California Public Works Board Lease Rev., “A”, 5%, 8/01/2034	10,000,000	11,428,498
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (Prerefunded 8/01/2025) (n)	75,000	80,856
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (n)	790,000	809,249
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	53,904
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	638,001
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,325,000	1,333,195
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	730,000	742,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	$760,000	$775,226
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	435,000	449,944
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,168,635
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	767,797
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	145,000	147,919
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	596,251
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	565,449
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,370,816
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	438,084
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	738,510
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	925,728
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	260,000	266,387
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,630,000	2,682,081
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,470,492
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,672,537
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,160,463
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,392,591
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,702,051
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	165,000	167,371
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	802,713
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,353,697
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,537,812
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,114,732
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,435,000	8,708,712
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	11,095,000	11,444,528
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	9,104,024
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034 (Prerefunded 8/01/2022)	1,000,000	1,028,935
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044 (Prerefunded 8/01/2022)	2,400,000	2,469,445
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032 (Prerefunded 10/01/2022)	1,000,000	1,016,612
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042 (Prerefunded 10/01/2022)	1,000,000	1,018,100
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	856,206
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	684,973
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,298,167
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,143,535
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,968,781
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	4,795,000	4,219,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	$9,950,000	$7,989,503
CMFA Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,244,759
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,953,051
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,785,000	3,630,253
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,280,000	3,113,207
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2032	3,010,000	2,100,650
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	1,345,000	1,347,227
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047 (Prerefunded 6/01/2022)	645,000	646,955
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040 (Prerefunded 6/01/2025)	2,735,000	2,940,294
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	143,110,000	15,406,736
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	28,000,000	25,907,451
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,768,016
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,816,267
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,035,016
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,548,348
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,611,936
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	455,000	460,118
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,450,424
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	468,113
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	334,186
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	561,729
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	11,809,607
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2033	1,495,000	1,655,582
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,560,000	1,724,873
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	2,465,000	2,717,650
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,955,000	2,152,895
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	2,520,000	2,771,446
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,130,000	2,338,280
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	2,290,000	2,505,737
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,400,000	2,621,670
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	709,782
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	831,930
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,038,113
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	3,602,812
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	645,000	487,365
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,465,347
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,851,095
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	6,859,724
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,765,000	1,510,893
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,340,000	2,658,821
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,220,000	3,232,912
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	86,403
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	230,794
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	183,872
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	177,127
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	400,000	323,922
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	380,000	359,117
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,862,583
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	12,500,000	13,817,223
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	670,127
Sacramento County, CA, Sanitation Districts Financing Authority Rev. (Regional County Sanitation District), 5%, 12/01/2044	9,100,000	9,504,530
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	2,924,158
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,835,000	1,795,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	$2,095,000	$2,006,708
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	2,620,000	2,820,978
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	2,620,000	2,808,185
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	4,950,000	5,283,179
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,720,000	1,817,482
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,541,353
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	235,909
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	7,455,000	7,836,768
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	9,433,213
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	6,147,668
Santa Clara County, CA, Fremont Union High School District General Obligation, 4%, 8/01/2044	7,165,000	7,222,408
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	1,050,000	1,136,643
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	960,000	1,036,184
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,665,000	2,855,829
		$432,965,312
Colorado - 1.8%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$73,000	$79,323
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	118,000	132,683
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	70,000	76,039
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	118,000	134,212
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	70,000	76,030
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	124,000	140,831
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	17,000	18,463
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	129,000	146,534
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	76,000	82,467
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	140,000	159,026
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	90,000	97,585
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	140,000	158,767
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	160,000	181,213
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	56,000	63,355
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	676,000	749,333
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	927,667
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	312,705
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	570,282
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	401,192
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	452,326
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,123,308
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	491,675
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	364,061
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	363,101
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,806,016
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,562,916
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	1,811,013
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,340,224
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	318,180
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	372,462
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	387,583
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,063,490
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,735,822
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	570,000	632,322
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	840,000	922,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	$3,440,000	$3,730,758
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	510,167
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	904,916
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	165,949
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	160,258
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	305,279
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	506,674
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	450,000	428,358
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	514,177
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	574,451
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,546,943
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,055,387
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,393,546
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,625,000	2,852,000
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033 (Prerefunded 12/01/2022)	4,295,000	4,375,597
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	825,000	855,528
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041 (w)	1,375,000	1,228,288
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048 (w)	2,100,000	1,760,806
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,355,000	4,336,376
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “B-1”, GNMA, 4%, 11/01/2048	1,555,000	1,583,504
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	6,060,000	6,293,410
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	265,000	285,876
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	185,000	200,018
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	315,000	341,034
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	265,000	286,485
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	420,000	453,595
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	420,000	453,117
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	395,000	392,380
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	395,000	390,060
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	790,000	781,609
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	660,000	649,700
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	470,000	459,248
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5%, 12/01/2035	729,000	738,422
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	1,500,000	1,501,595
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,114,973
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	702,584
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,865,934
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,860,028
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,754,224
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	819,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	$2,000,000	$2,205,771
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)	14,945,000	12,319,407
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	7,702,352
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033 (Prerefunded 12/01/2023)	358,000	371,243
		$102,986,251
Connecticut - 0.8%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	$900,000	$975,910
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,403,845
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,828,957
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	525,845
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,534,767
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,843,934
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	340,000	331,986
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	50,000	50,196
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,830,000	3,072,732
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	18,395,000	18,741,148
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	148,149
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	236,421
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	267,970
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	726,902
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,266,535
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,180,992
		$45,136,289
Delaware - 0.3%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	$1,105,000	$1,156,456
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	1,030,000	1,086,637
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	1,210,000	1,276,534
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	294,622
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	634,935
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	945,554
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,663,869
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,577,731
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,266,800
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	757,681
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,024,931
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,145,774
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	887,951
		$17,719,475
District of Columbia - 0.4%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$2,090,000	$2,144,523
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,350,188
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	1,000,000	1,019,295
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	1,680,000	1,700,200
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	1,114,609
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,757,358
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,645,615
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,880,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	$885,000	$909,581
		$25,522,052
Florida - 6.0%
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	$1,250,000	$1,306,642
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,090,628
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,045,314
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	1,330,000	1,456,588
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	2,260,000	2,469,228
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	125,000	125,125
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	685,000	690,716
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	865,000	874,099
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	240,000	234,746
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	20,000	19,289
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	713,300
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	330,884
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,403,164
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	105,000	105,099
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	403,531
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,735,000	2,753,215
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	300,000	204,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	300,000	204,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	1,055,000	717,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	10,590,000	7,201,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	805,000	547,400
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	630,000
Cypress Bluff Community Development District, 3.75%, 5/01/2024	440,000	440,284
Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,270,000	1,275,163
Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,600,000	3,659,654
Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,600,000	2,618,229
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	603,058
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	715,975
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035 (Prerefunded 6/01/2025)	1,650,000	1,768,780
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	886,046
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	5,415,000	5,804,814
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	1,095,000	1,101,140
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	1,018,253
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,691,621
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	240,000	212,390
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	322,226
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	854,871
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	228,037
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	493,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	$115,000	$114,929
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	171,852
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	526,478
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	3,129,939
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	12,033,260
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	450,000	450,192
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	522,439
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,153,180
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,190,606
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,874,944
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,303,555
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,352,606
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	175,000	158,537
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	871,555
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,242,690
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,112,614
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	542,112
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	627,073
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,395,335
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 6.125%, 6/15/2043 (n)	4,070,000	4,093,271
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,152,840
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,683,074
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032 (n)	1,950,000	1,960,867
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,189,637
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	240,000	235,803
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	550,000	560,851
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	1,080,000	1,089,542
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	163,082
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	282,270
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	368,286
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	225,236
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	202,486
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	235,353
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,502,468
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,226,188
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	430,000	429,362
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	324,701
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	10,934,986
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,110,000	1,904,445
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,760,000	3,856,070
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,325,000	2,010,194
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,270,000	2,707,078
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	7,663,031
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	668,252
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	435,000	402,231
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	435,000	404,727
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	1,235,000	1,315,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	$995,000	$1,053,827
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	720,000	759,870
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,395,000	1,465,830
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	780,000	818,191
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,120,523
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,404,485
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,902,805
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,255,488
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,625,000	2,370,974
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,186,610
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	2,070,000	2,063,011
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,195,000	3,204,831
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,500,000	3,557,701
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,233,608
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,346,121
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	3,667,064
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	415,000	417,840
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,308,004
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,310,478
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,896,624
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,030,000	1,030,524
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,955,000	3,934,684
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,654,997
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,365,000	1,374,220
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	3,540,000	3,464,837
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,040,235
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2030	270,000	305,444
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2032	465,000	519,471
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	840,000	853,479
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	840,000	849,375
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	1,055,000	1,061,722
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2037	1,055,000	1,060,907
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2038	1,185,000	1,189,543
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	880,000	881,840
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	790,000	788,500
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,029,595
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,242,662
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,226,479
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	205,000	208,734
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,970,335
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,058,663
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,200,000	1,211,349
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	744,155
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,060,923
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	115,000	115,000
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2023 (a)(d)	1,575,000	567,000
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	7,868,728
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	1,475,000	1,391,052
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	448,420
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	1,000,000	1,063,477
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,295,000	1,368,743
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	394,288
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	449,881
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	163,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	$980,000	$475,937
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	544,543
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	553,317
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	584,381
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	444,111
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	577,807
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	597,375
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	661,114
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,335,000	3,335,314
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,064,116
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,074,216
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), “A”, 7.5%, 6/01/2049	2,030,000	2,080,157
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,813,387
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-1”, 3%, 6/01/2027	1,000,000	954,880
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,610,000	3,498,026
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	860,000	833,832
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,380,000	1,301,691
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,331,595
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	2,820,000	2,556,537
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,465,701
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	14,925,000	15,318,821
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	1,120,000	1,070,701
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	315,326
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	346,240
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	400,000	401,756
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,376,333
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,520,000	2,524,067
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,418,977
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	852,505
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	948,140
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	1,022,421
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,270,000	1,311,126
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	430,000	439,314
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,182,310
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	375,000	381,909
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	1,785,000	1,579,349
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	3,010,000	2,593,095
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	810,000	730,986
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,031,760
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,892,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	$315,000	$291,807
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	380,786
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	424,555
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	705,000	575,317
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024 (n)	320,000	320,411
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	697,886
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	979,356
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	109,286
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	103,317
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	116,917
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	101,791
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	105,824
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	486,953
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	346,516
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	334,123
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	318,421
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,907	269,410
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	160,687
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	150,176
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	326,619
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	969,055
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,291,558
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,848,776
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,100,000	6,440,737
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,022,733
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	966,599
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	508,790
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	752,470
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	337,650
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	441,230
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	419,510
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	544,648
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	231,400
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	220,566
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	340,000	342,447
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	346,895
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	525,000	573,324
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	1,796,126
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,715,000	3,996,557
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,296,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	$3,980,000	$4,037,336
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	5,785,609
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	385,000	394,027
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	928,484
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,024,741
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,712,827
		$347,039,206
Georgia - 0.7%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$2,175,000	$1,995,647
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,000,854
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,906,359
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	603,415
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,060,738
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,132,336
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	325,000	365,066
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	365,000	372,646
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033	210,000	213,658
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	385,000	390,860
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	340,000	343,652
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	350,000	389,554
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	370,000	411,142
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	320,000	321,499
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	225,000	249,236
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,705,000	3,586,275
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	140,000	141,533
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,488,814
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	2,580,000	2,751,416
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	2,580,000	2,744,123
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	3,880,000	4,198,281
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	929,987
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	381,295
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	414,226
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	285,367
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,465,000	3,749,402
		$37,427,381
Guam - 0.5%
Guam Education Financing Foundation (Guam Public School Facilities Project), “B”, COP, 5%, 10/01/2026 (n)	$12,905,000	$13,035,055
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	400,000	423,842
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	300,000	318,660
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	400,000	425,726
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	1,710,000	1,598,948
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	995,000	979,032
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,734,924
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,426,335
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	263,906
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	264,861
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	345,273

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	$250,000	$265,988
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2035	1,000,000	1,056,773
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,041,669
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	930,000	828,611
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	1,070,000	953,057
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	377,626
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,711,249
		$28,051,535
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$1,960,000	$1,968,585
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,117,631
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,071,881
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	525,000	549,200
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	460,000	480,501
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	330,000	344,255
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	30,000	31,261
		$5,563,314
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$877,820
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	3,889,391
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	185,000	191,696
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,203,935
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	555,554
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	607,919
		$7,326,315
Illinois - 11.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,876,188
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,225,567
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,643,881
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,508,755
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,065,895
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,810,000	1,784,819
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	1,540,000	1,467,321
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	12,640,000	9,869,176
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,173,438
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,307,011
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	4,075,000	4,018,307
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	1,020,000	971,862
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	4,335,000	3,686,239
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,306,052
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	399,672
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	294,196
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,163,649
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,168,107
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,099,374
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	2,861,781
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	21,605,581
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	3,335,000	3,609,474
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	1,290,000	1,419,827
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	3,270,000	3,652,513
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,550,000	1,754,266
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,030,000	1,176,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	$775,000	$894,255
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,135,000	2,486,989
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	3,910,000	4,362,461
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	7,500,000	8,350,196
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	6,425,000	7,141,114
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,312,893
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,574,143
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	12,065,000	12,199,134
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	8,119,132
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,359,428
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	881,546
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	879,686
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	878,187
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	783,750
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	782,854
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	563,327
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	6,016,653
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	9,058,536
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	10,975,832
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	2,610,000	2,216,451
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	3,180,000	2,700,504
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,826,009
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	1,045,000	1,094,248
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	3,365,000	3,573,333
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	760,000	809,281
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	8,860,000	9,471,373
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	780,000	833,393
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	23,735,000	25,415,476
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	22,000,000	23,496,235
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	3,940,000	4,158,909
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	2,925,000	3,193,928
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,400,400
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	843,174
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	12,975,000	13,596,121
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	16,030,000	17,214,322
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,720,564
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,158,860
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,655,442
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,474,094
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	4,879,349
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	9,108,223
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	3,390,000	2,946,177
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,045,947
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	792,428
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,179,484
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	6,803,477
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	686,317
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	340,617
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,373,935
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,897,775
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2028	1,300,000	1,428,178
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2029	975,000	1,081,824
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2027	650,000	710,069
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,955,000	2,095,805

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	$1,805,000	$1,929,224
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	835,000	903,788
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	3,030,000	3,276,947
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2033	1,250,000	1,405,197
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2030	960,000	1,099,484
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	1,200,000	1,369,674
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	700,000	794,478
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2035	895,000	1,007,697
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	755,000	846,054
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	920,000	1,026,004
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	1,255,000	1,398,151
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,600,000	1,645,447
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,465,000	1,504,114
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	723,000	722,942
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	2,000,000	2,211,448
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	2,000,000	2,211,448
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	350,000	359,044
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	2,395,000	2,414,180
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	430,000	442,750
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	2,980,000	3,006,041
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,186,910
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,202,988
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	402,594
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	981,944
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	815,000	792,902
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	21,129
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,822,715
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	435,000	459,562
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,405,000	9,427,322
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	5,902,644
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,358,154
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	672,382
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,368,146
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	1,050,546
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,011,815
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	123,885
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	1,105,000	1,122,921
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	580,000	638,611
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	725,000	793,085
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	633,854
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	718,672
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,839,900
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	487,600
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,050,000	958,573
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	218,378
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,443,843
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	832,943
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	418,418
Illinois Housing Development Authority Rev., “A”, 3.87%, 11/15/2035 (z)	9,098,315	8,924,010
Illinois Housing Development Authority Rev., “B”, 3.87%, 11/15/2035 (z)	3,710,500	3,639,414

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Housing Development Authority Rev., “C”, 3.87%, 11/15/2035 (z)	$3,702,592	$3,631,658
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,378,609	3,313,882
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,326,354	2,281,786
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	160,000	175,302
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	205,000	223,995
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	2,300,000	2,459,356
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	4,995,000	5,413,347
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	4,170,000	4,571,491
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	930,000	1,028,972
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	2,185,000	2,439,747
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,960,000	2,149,500
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,735,000	3,031,577
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,315,000	1,309,548
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	765,000	761,272
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,315,000	1,325,911
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	1,090,000	1,215,247
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,365,000	1,540,008
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	820,000	912,043
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	7,875,756
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,251,000	2,162,698
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,290,000	1,322,081
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,610,000	1,634,066
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	445,000	442,220
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	430,000	422,914
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	260,000	253,217
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	755,000	762,596
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	850,799
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	802,494
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	378,764
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,497,803
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,553,296
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,134,615
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,120,686
State of Illinois, General Obligation, 5%, 2/01/2025	2,670,000	2,805,234
State of Illinois, General Obligation, 5%, 1/01/2028	550,000	551,461
State of Illinois, General Obligation, 5%, 5/01/2028	4,130,000	4,270,504
State of Illinois, General Obligation, 5.25%, 7/01/2028	3,260,000	3,349,217
State of Illinois, General Obligation, 5%, 11/01/2028	2,595,000	2,754,242
State of Illinois, General Obligation, 5%, 2/01/2029	2,820,000	2,998,216
State of Illinois, General Obligation, 4.125%, 11/01/2031	2,195,000	2,215,176
State of Illinois, General Obligation, 5%, 1/01/2033	300,000	310,470
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,584,684
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,425,744
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,503,326
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	10,208,998
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	2,040,000	2,138,954
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	900,000	916,714
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	5,315,000	5,904,874
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	12,495,000	13,482,759
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	16,990,000	18,417,952
State of Illinois, General Obligation, “A”, 5%, 3/01/2033	5,000,000	5,376,123
State of Illinois, General Obligation, “A”, 5%, 3/01/2034	2,000,000	2,139,144
State of Illinois, General Obligation, “A”, 5%, 3/01/2035	2,700,000	2,879,490
State of Illinois, General Obligation, “A”, 5%, 3/01/2036	3,250,000	3,461,895
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	2,295,000	2,335,433
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	5,095,000	5,331,513
State of Illinois, General Obligation, “B”, 5%, 10/01/2030	5,000,000	5,452,272
State of Illinois, General Obligation, “B”, 5%, 11/01/2030	3,000,000	3,249,032
State of Illinois, General Obligation, “B”, 5%, 10/01/2031	5,000,000	5,421,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, “B”, 5%, 12/01/2033	$2,000,000	$2,154,745
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	470,000	492,663
State of Illinois, General Obligation, “A”, 5%, 12/01/2038	1,185,000	1,233,579
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2033	2,615,000	2,687,631
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2034	2,930,000	3,006,887
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,660,000	1,699,471
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2039	1,870,000	1,892,730
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	1,055,000	1,054,513
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,181,944
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,896,805
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,851,252
		$649,617,195
Indiana - 1.0%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$785,000	$711,373
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	837,315
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	644,878
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	508,455
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	475,018
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,181,185
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	2,095,000	2,153,092
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	5,350,000	5,498,350
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	210,000	208,403
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	348,487
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	924,602
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2030	235,000	257,675
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2032	265,000	291,776
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	1,755,000	1,864,778
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	446,414
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	429,666
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	10,605,000	11,429,660
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	2,225,000	2,264,143
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2050	3,140,000	3,093,616
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	668,378
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	489,424
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	609,044
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,640,000	1,807,388
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,605,514
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,566,710
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	11,407,809
		$57,723,153
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$835,742
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,545,594
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	746,434
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	1,095,000	1,128,032
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	885,411
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,610,971
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	700,000	711,981
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	2,595,000	2,453,901
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	7,710,000	6,409,220
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	117,900,000	13,526,018
		$29,853,304
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$3,831,658
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,596,524
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,452,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	$615,000	$633,366
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,149,380
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,037,864
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,327,152
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,103,608
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	941,267
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	890,000	786,658
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	3,520,000	3,058,965
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,346,442
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,415,709
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,486,237
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,648,506
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,819,903
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,990,000	1,940,055
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	4,150,000	4,026,064
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,228,591
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	599,931
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	694,668
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	546,982
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,746,354
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,729,726
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,523,710
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	995,000	995,226
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,350,000	1,219,495
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,827,211
		$48,714,164
Kentucky - 1.6%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$845,532
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	836,443
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	954,951
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	4,005,000	3,862,253
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	2,222,993
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	4,636,886
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	4,907,703
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,631,503
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,194,299
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,364,902
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	14,645,158
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,666,037
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,263,420
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,127,896
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,684,012
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,635,830
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,154,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	$1,605,000	$1,630,543
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,451,567
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	6,467,376
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,611,806
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,149,903
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	135,000	143,710
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	140,000	148,350
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	80,000	84,522
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	170,000	178,702
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	130,000	135,277
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	230,000	232,697
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	275,000	276,017
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	265,000	264,501
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,489,643
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,365,868
Louisville & Jefferson County, KY, Metro Government Hospital Rev. (UOFL Health Project), “A”, AGM, 5%, 5/15/2047	7,500,000	8,075,698
		$91,340,289
Louisiana - 1.9%
Louisiana Gas and Fuels Tax Rev., 0.6%, 5/01/2043 (Put Date 5/01/2023)	$2,170,000	$2,146,221
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	1,355,000	1,427,101
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	11,125,000	10,593,444
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	4,905,000	4,129,768
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	3,855,000	3,271,234
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	613,332
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,662,293
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish Gomesa Project), 4%, 11/01/2045 (n)	4,220,000	3,448,501
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	4,605,000	3,816,533
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,166,068
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,499,229
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish Gomesa Project), 4.4%, 11/01/2044 (n)	3,295,000	3,029,782
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish Gomesa Project), 3.875%, 11/01/2045 (n)	5,500,000	4,498,690
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	2,090,000	2,159,901
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	1,515,000	1,573,570
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	1,635,000	1,608,133
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	904,353
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,521,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	$2,830,000	$2,846,930
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	670,000	648,033
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,486,790
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,183,729
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	551,084
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,178,142
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	1,865,000	1,545,863
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,780,510
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	485,000	460,820
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	779,522
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	938,814
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	1,036,102
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	4,395,263
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,459,450
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	3,039,614
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	9,634,901
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	10,140,420
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,222,300
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	1,975,615
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	875,000	948,673
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	2,405,000	2,581,824
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	1,095,000	1,187,196
		$110,091,387
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$2,685,000	$2,768,824
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	6,170,000	6,465,803
		$9,234,627
Maryland - 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$1,545,065
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	517,982
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	590,000	586,457
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	1,170,000	1,154,716
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	900,000	884,329
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,480,000	1,401,793
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,490,000	2,374,833
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,755,470
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	501,430
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	570,128
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,025,000	1,044,486
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,148,930
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,685,955
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	823,316
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	722,109
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,070,995
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	5,495,000	5,647,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	$4,465,000	$4,596,801
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,174,983
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	382,955
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,075,554
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,929,927
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	265,000	246,856
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	853,712
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	147,714
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	402,215
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,303,889
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	810,000	870,509
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,479,452
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,450,981
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	903,372
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,014,660
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	790,000	801,399
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	775,000	785,644
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	897,223
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,529,929
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,579,989
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,625,481
		$57,488,363
Massachusetts - 1.6%
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	$300,000	$300,021
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	455,000	466,361
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	750,235
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	576,295
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	9,250,000	3,885,000
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	1,300,000	1,420,419
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,518,586
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,152,510
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	871,729
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	9,546,060
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,102,525
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	876,935
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	3,808,456
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,022,240
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,045,862
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	994,494
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	443,166
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	400,000	423,657
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,140,000	3,322,317
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	7,478,978
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	1,350,000	1,432,366
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	235,000	240,310
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)(w)	515,000	520,238
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)(w)	1,355,000	1,362,036
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,461,751
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	847,320
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,690,971
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,557,739
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	511,854
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	686,521
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,795,768
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,197,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	$1,305,000	$1,399,268
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,036,590
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,018,634
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	2,585,000	2,598,644
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	485,000	424,663
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	885,000	812,058
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,585,000	5,908,393
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	8,892,988
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	515,000	515,751
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	535,000	535,846
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	7,485,000	7,022,116
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,105,000	1,036,665
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,025,000	1,457,774
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	275,000	278,078
		$95,247,500
Michigan - 1.4%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$2,220,000	$2,315,554
Detroit, MI, General Obligation, 5.5%, 4/01/2045	1,250,000	1,358,122
Detroit, MI, General Obligation, 5.5%, 4/01/2050	1,850,000	1,999,301
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	9,635,000	9,697,085
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039 (Prerefunded 7/01/2022)	3,190,000	3,209,278
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	725,000	806,690
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	738,223
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,303,339
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,185,094
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,690,539
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,195,755
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2046	1,050,000	1,148,255
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	1,380,000	1,503,137
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	638,098
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	804,980
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033 (Prerefunded 8/01/2024)	20,000	21,109
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,085,000	1,138,361
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,338,553
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,431,226
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,087,887
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	5,215,000	5,605,024
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	931,563
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,202,521
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,441,325
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	2,375,000	2,389,353
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	2,280,000	2,371,814
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	1,365,000	1,373,025
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	941,658
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	1,295,000	1,345,282
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), Capital Appreciation, “B-2”, 0%, 6/01/2065	40,000,000	4,114,448
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,650,000	1,672,590
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046 (n)	1,000,000	678,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (n)	$900,000	$590,891
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	1,835,000	1,873,662
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	2,070,000	1,405,262
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	2,070,000	1,359,050
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,306,228
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	783,156
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	591,488
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,271,484
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,323,798
		$79,183,079
Minnesota - 0.6%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$512,829
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,079,281
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,340,000	1,293,993
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	2,645,000	2,460,159
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,471,143
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,092,595
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	3,680,000	4,007,666
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	2,074,593
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,141,040
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	1,570,000	1,481,843
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	396,346
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	365,000	368,828
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	4,785,000	4,833,394
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,540,000	3,046,199
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	250,000	253,319
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	434,533
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	721,131
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028 (Prerefunded 8/01/2022)	250,000	252,361
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036 (Prerefunded 8/01/2022)	1,250,000	1,262,562
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	690,000	666,814
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	850,000	770,338
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	564,641
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	482,073
		$36,667,681
Mississippi - 0.5%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$2,165,000	$1,848,586
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	3,800,000	3,688,389
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	1,850,000	1,882,459
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,805,000	1,779,851
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	1,864,473
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	4,967,848
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,738,477
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,168,116
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,048,103
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,044,724
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	576,741
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	7,750,000	8,701,280
		$31,309,047

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.3%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$460,000	$448,442
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2046	520,000	498,259
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	1,197,600
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	7,785,000	8,188,627
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	1,836,917
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	4,845,000	3,963,341
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,259,661
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	399,633
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	490,733
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,480,000	1,329,567
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	465,000	483,408
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,701,809
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,353,731
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2035	1,700,000	1,889,362
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2040	2,000,000	2,199,795
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	1,735,000	1,826,512
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	345,000	348,593
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	3,130,000	3,255,467
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	345,000	317,485
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	208,227
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	702,912
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	492,023
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,329,402
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,044,077
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,116,548
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	3,445,000	3,496,139
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,100,000	979,033
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,790,077
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,420,356
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,005,000	11,139,970
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,674,746
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,515,000	2,109,761
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	1,910,000	2,132,886
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	6,475,000	7,141,046
		$74,766,145
Montana - 0.2%
Montana Board of Housing Single Family Mortgage, “B”, 3%, 12/01/2051	$1,300,000	$1,278,183
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	690,000	701,116
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	4,089,624
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,851,405
		$11,920,328
Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,333,932
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,152,509
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	410,000	415,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, GNMA, 3%, 9/01/2045	$4,070,000	$4,008,606
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	3,240,000	3,297,755
		$11,208,339
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$525,000	$534,091
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,773,894
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,395,000	1,437,214
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,255,586
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,115,000	4,188,264
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.28%, 12/01/2026 (Put Date 6/01/2022) (n)	3,500,000	3,495,680
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,040,065
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	1,015,000	1,047,300
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	92,444
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	118,975
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	436,294
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	549,516
		$16,969,323
New Hampshire - 0.6%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	$7,730,000	$7,646,038
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,675,748
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,200,000	1,149,607
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	10,821,090	11,155,313
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,752,041
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,779,034
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	1,976,210
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	1,980,912
		$34,114,903
New Jersey - 5.5%
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2033	$170,000	$193,412
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	170,000	192,836
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	275,000	282,954
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	235,000	241,345
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	340,000	348,565
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	5,875,000	6,421,085
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	532,758
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,060,000	1,789,433
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	430,000	469,230
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	463,976
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	718,526
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,673,790
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,356,751
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	337,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	$325,000	$334,643
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,005,688
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,090,972
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	544,880
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	3,845,589	3,933,644
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	8,082,573	8,435,379
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	2,530,000	2,767,767
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,810,000	3,067,008
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	707,639
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,500,266
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,511,387
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027 (Prerefunded 3/01/2023)	5,555,000	5,692,712
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	310,000	315,720
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	1,260,000	1,372,890
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	665,000	721,030
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	1,175,000	1,155,713
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	1,130,000	1,108,639
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	825,000	878,256
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	690,000	733,322
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	3,850,000	4,044,002
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	705,000	674,323
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	8,147,924
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	426,724
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	5,572,367
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,701,587
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	4,170,000	4,239,720
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,370,000	3,419,112
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	7,172,751
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	3,886,954
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	2,155,000	2,313,052
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	10,660,231
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,838,189
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,831,883
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,548,900
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,549,468
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,365,440
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,581,045
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,622,125
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	7,810,000	7,643,905
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041 (w)	5,500,000	5,322,672
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,330,000	2,099,070
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	729,573
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	10,695,000	11,131,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029	$3,685,000	$4,036,891
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	3,335,000	3,658,507
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	3,680,000	4,044,094
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	4,870,000	5,275,709
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	4,600,000	4,970,997
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	1,180,000	1,270,377
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	4,450,000	4,797,862
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	1,580,000	1,696,674
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	4,600,000	4,949,380
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,580,000	1,693,562
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	2,300,000	2,469,082
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,580,000	1,544,172
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,690,000	1,808,302
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,580,000	1,687,689
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,755,000	1,699,242
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	1,185,000	1,263,634
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	3,070,000	2,912,338
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	3,220,000	3,405,964
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	4,943,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,510,069
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,316,358
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	625,000	663,795
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,578,136
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	625,000	654,437
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	5,345,097
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	5,000,000	5,336,412
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	24,799,635
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	16,430,000	12,916,469
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,669,776
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	6,628,638
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	3,160,804
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	9,360,000	7,674,386
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	15,000,000	10,274,600
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2032	214,000	244,832
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2033	261,000	297,054
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	413,000	428,412
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	402,000	409,551
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2024	3,520,000	3,683,018
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2026	14,075,000	15,194,972
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	880,000	962,625
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2029	1,410,000	1,575,820
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2030	4,070,000	4,258,796
		$320,134,315
New Mexico - 0.2%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$575,000	$587,526
New Mexico Educational Assistance Foundation, Taxable, “B-1”, 2.106%, 9/01/2051	6,405,000	6,135,988
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,095,000	1,115,251
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	2,225,000	2,264,890
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	355,000	369,284
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	283,541
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	291,264
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	748,063
		$11,795,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 5.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,046,078
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	3,370,000	3,542,006
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,348,664
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,888,502
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,054,630
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	530,924
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-1”, 5%, 5/15/2022	6,545,000	6,552,396
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	825,189
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,232,982
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,033,038
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	800,000	870,960
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	1,500,000	1,628,826
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	1,000,000	1,063,110
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	608,352
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	15,000,000	17,026,195
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,365,000	22,586,890
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,989,450
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	2,015,000	2,008,348
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,282,787
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	765,000	708,060
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,151,249
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	2,100,000	2,216,183
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	3,500,000	3,838,668
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	10,485,000	11,010,917
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	4,100,000	4,298,250
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	1,415,000	1,496,016
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,220,993
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	4,000,000	4,187,099
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	19,055,000	18,224,762
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	1,265,000	1,181,914
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	395,000	419,452
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	710,000	742,802
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	345,000	360,004
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	57,322
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	570,000	593,749
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	235,000	223,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	$570,000	$539,594
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2029	640,000	695,753
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2030	525,000	571,738
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2031	580,000	627,770
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2033	1,685,000	1,803,986
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,555,000	1,657,798
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2035	580,000	617,167
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2036	1,055,000	1,121,237
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2037	1,265,000	1,341,821
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	295,000	312,592
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	2,308,324	2,235,336
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	46,653,261	46,075,694
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	945,000	968,336
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,075,000	1,078,033
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,044,293
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2036	935,000	1,048,178
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	260,000	269,250
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	350,000	395,455
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2034	965,000	1,002,029
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,680,809
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	3,305,000	2,763,071
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,307,141
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	6,700,000	5,948,791
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,780,000	2,741,984
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	1,245,000	1,215,990
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	2,015,000	1,954,218
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,570,000	1,513,989
Port Authority of NY & NJ (223th Series), 5%, 7/15/2033	1,025,000	1,115,525
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	1,170,000	1,176,121
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	1,200,000	1,199,961
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	730,000	725,581
Port Authority of NY & NJ (223th Series), 4%, 7/15/2037	1,595,000	1,573,315
Port Authority of NY & NJ (223th Series), 4%, 7/15/2039	2,130,000	2,080,612
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	930,000	907,244
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	985,000	1,097,701
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	650,000	709,345
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	770,000	839,229
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	1,280,000	1,393,970
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	1,175,000	1,277,901
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	1,225,000	1,330,559
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,730,000	1,877,639
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	3,410,000	3,694,065
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	2,530,000	2,735,670
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	2,480,000	2,676,928
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	2,025,000	2,182,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	$960,000	$894,019
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Capital Appreciation, “B-2”, 0%, 6/01/2066	12,995,000	1,467,373
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,709,673
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,594,588
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,832,757
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,847,636
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,521,197
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,739,236
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,948,179
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	10,232,560
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,430,912
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	869,938
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	431,788
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,158,645
Triborough Bridge & Tunnel Authority Rev., NY, “A”, FLR, 0.568% (67% of SOFR - 1 day + 0.38%), 1/01/2032 (Put Date 2/01/2024)	2,829,637	2,823,546
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	16,090,000	17,615,144
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	2,080,000	1,954,751
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	6,615,441
		$342,863,523
North Carolina - 0.7%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	$285,000	$267,943
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,435,000	1,253,679
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	421,528
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	8,915,000	6,864,628
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	635,000	557,045
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	240,000	197,105
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	845,000	865,422
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,338,784
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	772,398
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,031,881
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	968,931
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	595,000	619,849
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	1,745,000	1,857,957
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,089,689
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	993,134
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,055,000	3,191,510
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,541,118
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,577,127
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,045,411
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,735,037
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,265,000	1,333,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	$1,815,000	$1,932,488
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	529,842
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,033,311
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,099,835
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	838,664
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,265,432
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,001,705
		$39,224,543
North Dakota - 0.4%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	$415,000	$420,490
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	4,960,000	5,077,185
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,876,572
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,278,458
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	751,179
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	5,593,786
		$20,997,670
Ohio - 4.6%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2032	$385,000	$428,743
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	3,440,000	3,546,765
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	14,535,000	14,592,384
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2031	2,200,000	2,385,273
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	1,100,000	1,178,395
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	550,000	588,412
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,720,000	1,837,676
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	550,000	535,364
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	83,285,000	80,995,054
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	76,490,000	10,120,354
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,514,453
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,017,549
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,254,248
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	935,344
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,487,026
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	916,293
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2037	1,250,000	1,328,415
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	4,130,427
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,342,755
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,362,663
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,511,431
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	15,572,923
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	761,346
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	452,848
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	805,328
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,402,278
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,780,689
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,428,054
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,109,996
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042 (Prerefunded 7/01/2022)	7,810,000	7,890,288
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,930,000	1,821,662
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	2,215,000	2,394,220
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	13,945,000	15,069,992
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,402,829
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,910,000	1,839,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	$390,000	$387,703
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2035	1,000,000	1,101,695
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2035	160,000	160,971
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2045	120,000	116,028
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,000,000	5,132,653
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	2,325,000	2,242,152
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	3,115,000	3,058,914
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	1,360,000	1,381,267
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,414,672
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,620,332
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,023,753
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,495,000	1,654,144
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,425,000	1,570,690
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,505,000	1,656,123
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	2,575,000	2,819,855
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	6,595,000	6,798,840
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	9,580,000	9,887,343
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	905,705
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	675,921
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	659,548
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	715,350
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), “E”, 4%, 1/15/2038	1,000,000	1,003,714
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,445,677
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,360,607
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,265,976
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	2,615,000	2,616,587
		$268,416,764
Oklahoma - 0.7%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$345,000	$324,455
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,015,000	3,215,978
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,384,660
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	722,051
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	3,617,986
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,050,623
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,428,719
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,084,405
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	11,495,000	12,097,881
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	2,805,000	2,945,857
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	2,830,000	2,940,576
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	660,000	690,702
		$42,503,893
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$1,016,097
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	2,029,660
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	3,055,188
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “B-2”, 2.75%, 11/15/2025 (n)	1,050,000	1,036,744
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,151,553
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	2,360,000	2,573,020
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,575,000	1,713,310
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,515,205
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	11,165,000	9,109,084
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	7,000,000	5,582,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	$860,000	$738,385
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	2,225,000	1,955,485
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	1,065,000	983,183
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	830,000	890,404
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	9,045,000	9,354,485
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,216,772
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2036	795,000	780,496
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	1,695,000	1,592,406
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2051	2,225,000	2,054,258
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	4,995,000	4,539,178
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	965,000	894,606
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	385,000	359,686
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	770,000	723,540
		$55,865,475
Pennsylvania - 6.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$3,110,000	$3,081,668
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	2,345,000	2,522,229
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	900,000	961,767
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	809,505
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,278,669
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	7,118,459
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,637,210
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	2,071,967
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	990,000	899,865
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	1,840,000	1,470,282
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	12,200,000	11,991,587
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	22,365,000	21,782,542
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	2,744,637
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	8,255,000	8,419,010
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	494,476
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	10,395,000	12,455,825
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	275,000	284,375
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	330,000	340,126
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	415,000	426,929
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	400,000	411,110
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	215,000	220,763
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,641,480
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	4,915,000	4,160,279
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,611,630
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,660,946
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	2,600,000	2,400,335
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	817,613
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	989,282
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,693,289
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	892,299
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,067,716
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	617,023
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,753,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$1,395,000	$1,513,652
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,293,190
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	653,639
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	440,000	446,833
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	335,000	347,634
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	1,185,000	1,229,689
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	865,000	874,549
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	40,000	42,531
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	155,000	164,809
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	190,000	196,879
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	110,000	112,257
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	305,000	311,360
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,368,070
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	724,397
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	765,000	731,209
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	770,000	806,388
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	330,000	354,853
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	420,000	451,632
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	325,000	342,413
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	180,000	189,644
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	767,609
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	195,000	199,933
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,262,506
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,788,645
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	382,759
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,627,492
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,602,208
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	491,509
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	3,660,000	3,497,781
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	7,909,698
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,501,337
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	5,346,292
Lancaster County, PA, Hospital Authority Health System Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	500,000	478,263
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	3,620,000	3,755,795
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,115,000	4,286,920
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,287,270
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,305,000	1,426,488
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	2,723,496
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	2,554,973
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,631,661
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	8,850,000	9,603,641
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,655,884
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	9,775,000	9,905,867
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	3,977,962
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,848,213
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,111,300
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,656,715
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,796,000
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	1,061,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	$2,000,000	$2,004,860
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,115,369
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	10,420,348
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 0.3%, 4/01/2049 (Put Date 7/15/2022)	2,050,000	2,043,324
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.16%, 6/01/2041 (Put Date 6/03/2024)	6,295,000	6,261,187
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	2,200,000	2,071,551
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,585,000	1,346,674
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,399,595
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2040	1,440,000	1,472,348
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	4,475,000	4,609,009
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	11,989,960
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	2,590,000	2,844,214
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,692,706
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 4%, 4/01/2026	865,000	867,604
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,512,166
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	917,131
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,585,148
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,967,614
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,427,206
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	460,000	475,791
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	617,800
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	583,660
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,190,872
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,057,102
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	882,898
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,732,630
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	973,324
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,403,482
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,655,000	2,835,840
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	10,580,000	11,135,741
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	3,147,160
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	4,690,000	4,567,336
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,202,705
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,434,650
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,435,090
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,755,000	1,948,386
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	2,505,000	2,775,180
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2037	2,595,000	2,871,291
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,505
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	256,126
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	446,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	$1,540,000	$1,692,790
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	2,045,000	2,102,719
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	560,090
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	1,560,000	1,602,772
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	559,406
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	2,410,000	2,472,199
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	557,432
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	1,260,000	1,290,517
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,655,071
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,047,073
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	785,000	914,053
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	390,000	403,980
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	2,615,000	2,912,416
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	9,931,488
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	3,000,000	3,161,360
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	2,555,000	2,602,865
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	3,920,000	3,984,325
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,685,000	2,700,566
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	270,000	270,510
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	358,811
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	655,000	667,158
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	695,000	705,102
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	1,175,000	1,185,514
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,655,000	1,648,492
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	408,141
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	400,170
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2025	395,000	410,498
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 5%, 7/01/2027	630,000	694,897
		$377,450,093
Puerto Rico - 7.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$7,680,000	$7,899,187
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,423,081
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	630,000	644,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, AGM, 5%, 7/01/2032	1,130,000	1,137,971
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	8,340,000	8,439,936
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,345,000	3,379,670
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	810,000	833,117
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	1,364,511	1,240,654
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	3,413,676	1,947,612
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	2,962,594	2,998,287
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	2,954,287	3,051,805
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	2,927,530	3,101,287
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	2,880,036	3,098,218
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	5,443,355	5,944,947
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	2,652,627	2,459,908
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	2,384,358	2,204,103
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	2,046,409	1,838,663
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	5,782,333	5,193,252
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	2,893,588	2,534,416
Puerto Rico Electric Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2035 (n)	10,000,000	10,537,132
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	26,186,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	2,831,575
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (d)	1,075,000	1,032,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	480,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	$6,605,000	$6,340,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	8,560,000	8,174,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,860,000	14,191,300
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	525,000	501,375
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	560,921
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,370,022
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	2,165,000	2,168,152
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	380,000	390,845
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022	1,150,000	1,173,851
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	240,000	244,978
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	265,392
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	185,000	188,302
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	695,000	709,414
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	280,000	283,328
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	2,425,000	2,315,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	3,127,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	405,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	11,354,950
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	1,230,000	1,255,510
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	66,348
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	498,747
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,723,230
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	487,512
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,070,000	1,100,801
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,765,000	3,876,094
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,250,000	5,352,875
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	647,095
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	445,000	427,756
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	969,600
Puerto Rico Electric Power Authority Rev., “XX-RSA-1”, 5.75%, 7/01/2036 (a)(d)	4,890,000	4,731,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	4,720,000	4,507,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	5,054,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	1,132,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	3,556,800
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	10,450,000	9,653,187
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,682,605
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	5,700,000	5,842,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	4,780,000	4,807,108
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	165,000	165,779
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,652,814
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	984,695
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,334,058
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,155,000	1,160,452
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,630,272
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	528,558
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,347,626
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	329,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,550,426
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	100,138,000	102,637,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	$21,498,000	$21,253,619
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	9,598,000	9,488,894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	298,065
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	851,000	862,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	400,000	375,650
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	2,218,978
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	825,000	659,259
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	14,916,528
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	20,115,000	13,884,465
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	35,757,000	10,039,893
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	607,340
		$411,505,274
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$2,705,000	$2,409,771
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,107,828
		$3,517,599
South Carolina - 0.9%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$424,884
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	994,214
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	490,151
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,190,927
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	1,500,000	1,521,438
South Carolina Jobs & Economic Development Authority, 5.25%, 4/01/2053	4,060,000	4,156,740
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	482,832
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	285,872
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	130,000	106,674
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	701,429
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	860,307
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,823,123
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,262,641
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,763,573
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,452,274
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,679,438
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,961,058
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	9,330,000	10,019,397
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	2,655,000	2,694,109
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,645,017
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,589,352
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	1,330,000	1,422,454
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,183,500
		$53,711,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 0.7%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$2,270,000	$2,318,016
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	295,000	315,918
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	735,172
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	862,987
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,380,000	1,480,936
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	10,535,000	11,397,245
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	86,885
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	189,331
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	249,241
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,102,227
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	511,377
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,020,953
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	425,319
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	583,812
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	520,000	331,902
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	680,000	414,819
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	650,000	378,727
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	433,982
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	344,749
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,126,829
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	1,465,000	1,490,412
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,795,000	1,837,879
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	9,095,000	9,375,435
		$40,014,153
Texas - 5.7%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$985,000	$955,040
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	1,810,000	1,584,093
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	4,810,000	3,913,084
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	1,000,000	924,683
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	8,073,916
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	3,209,254
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	336,458
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	836,407
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	878,177
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,725,813
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,393,407
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,071,191
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,729,679
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,660,722
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	5,805,000	6,434,738
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	800,000	886,989
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	725,312
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	3,736,548
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	974,326
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	929,310
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,377,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	$260,000	$257,494
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	621,783
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	403,279
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	586,001
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	145,000	144,660
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	857,882
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	295,000	296,207
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	1,315,000	1,416,115
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, “B”, 0.28%, 2/15/2038 (Put Date 8/15/2024)	2,015,000	1,864,293
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	874,448
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	1,907,539
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	190,000	187,395
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	470,000	400,547
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	995,000	888,408
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	333,176
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	659,822
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	310,000	315,992
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	364,914
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	265,000	262,956
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	588,203
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,246,320
El Paso, TX, Independent School District, Maintenance Tax Notes, 2%, 2/01/2040 (Put Date 8/01/2023)	1,880,000	1,875,295
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), 0.47%, 8/01/2025 (Put Date 8/01/2024)	2,465,000	2,323,206
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,842,249
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	874,937
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,340,319
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,488,649
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	193,125
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	469,474
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	2,838,401
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	17,200,696
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	310,753
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	591,091
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,711,686
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	3,060,000	3,113,509
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	164,376
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	772,785
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,872,821
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,064,152
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	260,037
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	794,938
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,379,158
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	190,000	204,865
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	285,000	305,800
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	332,120
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	599,427
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,380,702
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	494,650
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,025,099
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,788,593
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	780,000	727,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	$2,550,000	$2,566,200
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,556,873
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,540,908
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	3,015,095
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,642,098
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,042,350
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,039,598
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032 (w)	430,000	394,565
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037 (w)	585,000	510,658
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042 (w)	925,000	773,098
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047 (w)	1,505,000	1,208,047
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057 (w)	3,225,000	2,480,673
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057 (w)	2,100,000	1,891,160
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	295,000	294,403
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	420,000	407,834
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	791,963
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	896,939
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	140,000	135,843
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	404,270
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,310,623
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	465,000	419,126
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,349,313
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,369,012
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	550,000	464,440
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,699,663
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	310,000	330,786
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	310,000	330,786
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	770,000	821,629
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029 (Prerefunded 4/01/2027)	265,000	292,966
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,334,410
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,595,499
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,343,650
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	155,000	155,343
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	385,000	385,796
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	1,155,000	1,157,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032 (Prerefunded 6/15/2022)	$595,000	$597,562
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037 (Prerefunded 6/15/2022)	655,000	657,820
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042 (Prerefunded 6/15/2022)	785,000	788,380
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	1,435,000	1,441,594
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	23,050,000	20,453,399
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,309,154
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	9,200,000	7,695,976
Port Beaumont, TX, Navigation District Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	10,945,000	11,056,214
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	9,816,014
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	1,075,000	1,204,376
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	1,970,000	2,219,093
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	1,680,000	1,900,451
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,437,434
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	545,000	598,582
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	680,000	742,107
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	540,000	586,592
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	540,000	585,568
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	830,000	903,908
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	810,000	886,944
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	675,000	736,650
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	485,000	526,210
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	595,000	641,321
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	1,095,000	1,148,576
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,558,966
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,448,592
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	5,210,000	5,345,463
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	22,954,217	20,891,985
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	675,766
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2032	425,000	442,806
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2036	455,000	470,266
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2040	415,000	426,937
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	5,475,000	5,660,480
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,615,000	2,711,271
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	15,060,000	14,755,640
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	5,330,000	5,790,097
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,455,341
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,165,533
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,532,114
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,970,673
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	328,662
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	228,812
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	240,068
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	227,044
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	429,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	$1,430,000	$559,182
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	433,383
		$328,810,378
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$1,755,000	$1,815,576
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	370,000	380,696
		$2,196,272
Utah - 0.4%
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	$560,000	$519,218
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	729,594
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	1,031,546
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,254,846
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	3,071,644
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,993,851
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,555,173
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,290,614
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026 (n)	185,000	181,329
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	400,000	436,207
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	355,000	384,111
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	698,991
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	1,418,294	1,441,915
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	764,773	777,510
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	4,002,994	3,803,550
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	1,370,173	1,381,953
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,760,009	1,748,250
		$23,300,302
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,020,000	$1,025,872
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,650,590
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	2,445,000	2,558,830
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	305,000	304,006
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	340,000	339,748
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	310,000	309,459
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	340,000	339,065
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	1,555,000	1,355,440
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	659,459
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,446,695
		$12,989,164
Virginia - 1.1%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$940,000	$844,228
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	440,000	394,251
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	4,600,000	4,794,656
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3%, 9/01/2038 (Put Date 5/02/2022)	5,650,000	5,649,993
Henrico County, VA, Economic Development Authority Residential Care Rev. (Westminster Canterbury Richmond), “A”, 5%, 10/01/2052	2,220,000	2,343,512
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,250,000	1,076,637
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,681,627
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	330,000	328,215
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	580,000	568,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	$1,105,000	$1,106,510
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,775,000	3,502,811
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	960,000	957,259
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,780,000	1,798,426
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,140,000	1,228,555
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	526,377
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,868,788
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,634,266
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,546,762
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	3,993,625
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,009,663
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,025,000	9,080,819
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2036	2,500,000	2,516,015
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2037	2,750,000	2,761,147
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	3,500,000	3,504,660
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	1,965,000	1,964,136
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	714,166
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,570	657
		$63,396,236
Washington - 1.9%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$2,675,000	$2,818,077
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,578,160
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,781,928
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	2,220,000	2,393,880
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,701,011
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	754,827
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	972,364
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,052,259
Seattle, WA, Municipal Light & Power Improvement Rev., “C”, 4%, 9/01/2037	7,000,000	7,250,196
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000,000	5,388,726
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	3,640,000	3,924,842
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,775,000	1,886,375
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	1,915,612
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	749,588
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,199,082
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	1,138,670
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	225,000	218,052
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	225,492
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	321,429
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	428,534
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,450,200
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,432,494
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,777,066
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	1,000,304
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,954,073
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,259,996
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,372,191
Washington State Convention Center, Public Facilities District, Junior Lodging Tax Green Notes, 4%, 7/01/2031	24,600,000	23,754,328
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/20/2035	17,603,013	16,061,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	$68,358,551	$3,703,516
		$110,464,752
West Virginia - 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,510,000	$1,429,414
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	1,545,000	1,403,801
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,000,198
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	6,550,000	6,400,166
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	6,455,000	6,896,774
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2027	2,100,000	2,206,100
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,048,872
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,277,415
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	384,843
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	6,660,000	6,274,258
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	610,000	610,377
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	588,297
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2041	655,000	675,943
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	650,000	662,323
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	475,000	473,135
		$31,331,916
Wisconsin - 5.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$479,420
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	697,591
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	632,407
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	907,205
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	888,242
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	2,630,000	1,378,244
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,420,097
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,470,283
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	605,464
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	545,000	374,721
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	484,272
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	443,151
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	389,655
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	475,921
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	439,252
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	418,052
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	408,519
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	363,823
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	84,957
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,530,000	2,510,260
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,214,581
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,162,186
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	1,194,503
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	508,670
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036 (w)	800,000	717,900
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041 (w)	770,000	660,141
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045 (w)	650,000	538,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	$100,000	$96,382
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	160,000	181,485
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2031	170,000	192,367
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2032	200,000	225,878
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2033	215,000	242,423
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,123,874
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,917,867
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	9,665,000	8,471,935
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	723,986
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	765,000	690,570
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	1,365,000	1,127,178
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	2,100,000	1,649,488
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	520,000	560,587
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	600,000	643,672
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	2,515,000	2,687,921
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,905,339
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,142,456
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,070,551
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,335,000	1,325,674
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	11,256,719
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	2,095,000	2,099,973
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	1,195,000	1,233,882
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	1,595,000	1,646,897
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	6,430,000	6,639,214
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	5,640,000	5,726,705
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	170,000	170,553
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	3,825,529
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,888,869
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,875,444
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	757,947
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	458,981
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	820,903
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,349,699
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	293,930
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	880,638
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	588,635
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	676,659
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,027,350
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,053,327
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,036,768
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,859,534
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,235,995
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	435,000	436,202
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	514,193
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	1,121,233
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023 (n)	150,000	150,226
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	693,354
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,313,126
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	1,595,000	1,466,468
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	1,295,000	1,239,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	$715,000	$700,050
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	445,000	454,968
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	938,358
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,230,620
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	618,093
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	562,706
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,831,334
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,603,292
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	3,445,000	2,733,332
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	1,825,000	1,415,976
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	25,170,000	23,906,038
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	5,730,000	5,595,641
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	8,355,000	7,760,375
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	7,930,000	7,554,422
Wisconsin Public Finance Authority Refunding Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,105,000	930,943
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,217,762
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	256,635
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	341,154
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	938,953
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	726,460
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	1,455,000	1,305,415
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,206,267
Wisconsin Public Finance Authority Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	150,429
Wisconsin Public Finance Authority Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	449,438
Wisconsin Public Finance Authority Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	714,646
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,267,174
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	5,206,316
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 3%, 4/01/2025 (n)	130,000	128,284
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	632,746
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2032 (n)	915,000	901,281
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,996,583
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,150,000	1,188,646
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	891,852
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	2,000,000	2,043,154
Wisconsin Public Finance Authority Rev., “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,791,692
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,995,000	2,019,567
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	3,965,000	4,005,040
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	3,955,000	3,987,944
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	8,800,000	8,857,770
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	1,905,000	1,938,193
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	1,730,000	1,767,216
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	1,685,000	1,719,101
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	3,465,000	3,551,382
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	13,862,257

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$520,000	$561,881
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	995,882
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	845,586
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	680,000	728,654
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	950,973
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	780,000	835,809
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,542,008
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,583,844
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,865,838
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,663,219
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	342,608
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,634,795
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	3,235,000	2,759,522
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	1,795,000	1,476,330
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,547,319
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	334,329
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,396,611
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	534,378
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	1,100,000	1,010,105
		$290,694,813
Wyoming - 0.0%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2031	$265,000	$275,234
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2032	160,000	164,580
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2033	265,000	270,918
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	255,000	258,921
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	225,000	227,019
		$1,196,672
Total Municipal Bonds		$5,601,911,430
Bonds – 0.5%
Consumer Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$7,753,780
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	6,838,813
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	883,025
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,105,566
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	29,801,849	8,128,390
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (z)	579,494	160,381
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,575,516
Total Bonds		$28,445,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.517%, 6/25/2038 (i)(n)	$30,593,928	$4,145,257
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.055%, 1/25/2038 (i)(n)	28,776,320	5,297,792
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 1/25/2041 (i)(n)	17,716,666	2,050,465
Total Other Municipal Bonds		$11,493,514
Contingent Value Rights - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$13,244,847	$6,887,321
Investment Companies (h) - 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.28% (v)	139,271,248	$139,271,248

Other Assets, Less Liabilities - 0.2%		12,133,122
Net Assets - 100.0%		$5,800,142,106
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $139,271,248 and $5,648,737,736, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,050,689,120, representing 18.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/20	$1,800,000	$1,350,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17-6/01/18	11,564,858	6,843,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	11,288,456	644,500
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/15	300,000	204,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	300,000	204,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	1,140,291	717,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13-8/29/18	10,935,573	7,201,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	805,000	547,400
Illinois Housing Development Authority Rev., “A”, 3.87%, 11/15/2035	2/04/21	10,788,720	8,924,010
Illinois Housing Development Authority Rev., “B”, 3.87%, 11/15/2035	2/04/21	4,399,885	3,639,414
Illinois Housing Development Authority Rev., “C”, 3.87%, 11/15/2035	2/04/21	4,390,508	3,631,658
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/21	4,006,332	3,313,882
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/21	2,758,575	2,281,786
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045	1/23/20	171,317	160,381
Total Restricted Securities			$39,662,631
% of Net assets			0.7%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,620,292,265	$—	$5,620,292,265
U.S. Corporate Bonds	—	28,445,471	—	28,445,471
Mutual Funds	139,271,248	—	—	139,271,248
Total	$139,271,248	$5,648,737,736	$—	$5,788,008,984
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$186,790,392	$679,678,688	$727,197,832	$—	$—	$139,271,248

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,073	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.